Public Offerings and Private Placements - Summary of Issuances of Common Shares (Parenthetical) (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended				0 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Jun. 30, 2012	Feb. 29, 2012	Jan. 02, 2015
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	24,166,666	4,220,945	4,464,286	17,250,000
Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership acquired	53.80%
Class A [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase price consideration			25.0
Business acquisition, Class A common share price per share agreed upon			5.60
Class B [Member] | Teekay Corporation [Member] | Teekay Tanker Operations Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Percentage of ownership acquired		50.00%
Purchase price consideration		15.6
Business acquisition, Class A common share price per share agreed upon		3.70
Public Offering [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	20,000,000
Private Placement [Member] | Class A [Member] | Teekay Corporation [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued	4,200,000
Subsequent Event [Member] | Underwriters' Option [Member] | Class A [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares issued					3,000,000